Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Communication Services (3.5%)
*	Cargurus Inc.	429,480	15,990
*	Ziff Davis Inc.	392,559	14,956
*	Roku Inc.	31,132	3,117
*	Lumen Technologies Inc.	506,056	3,097
*	ZipRecruiter Inc. Class A	673,766	2,843
*	Yelp Inc.	70,337	2,195
*	AST SpaceMobile Inc.	38,228	1,876
*	Clear Channel Outdoor Holdings Inc.	852,914	1,348
*	fuboTV Inc.	270,207	1,121
*	EverQuote Inc. Class A	46,685	1,068
*	Bumble Inc. Class A	168,207	1,024
*	Globalstar Inc.	14,102	513
*	Magnite Inc.	19,069	415
*	Mediaalpha Inc. Class A	31,760	361
*	Bandwidth Inc. Class A	21,528	359
*	Anterix Inc.	16,657	358
	Playtika Holding Corp.	87,056	339
	IDT Corp. Class B	4,774	250
			51,230
Consumer Discretionary (10.6%)
	Churchill Downs Inc.	153,001	14,843
*	DraftKings Inc. Class A	307,191	11,489
*	Deckers Outdoor Corp.	72,024	7,301
	Tapestry Inc.	57,912	6,557
*	Norwegian Cruise Line Holdings Ltd.	235,069	5,790
*	Cavco Industries Inc.	9,062	5,263
*	Sally Beauty Holdings Inc.	321,407	5,232
*	Adtalem Global Education Inc.	31,567	4,875
	Travel & Leisure Co.	77,981	4,639
*	Fox Factory Holding Corp.	189,115	4,594
*	Chewy Inc. Class A	112,251	4,541
	Hasbro Inc.	56,025	4,249
*	Duolingo Inc.	12,458	4,009
*	Floor & Decor Holdings Inc. Class A	48,895	3,604
*	Etsy Inc.	51,364	3,410
*	Frontdoor Inc.	49,271	3,315
	Texas Roadhouse Inc.	19,655	3,266
*	Planet Fitness Inc. Class A	31,105	3,229
*	Brinker International Inc.	22,038	2,792
*	Dorman Products Inc.	17,128	2,670
*	Sportradar Group AG Class A	96,388	2,593
*	National Vision Holdings Inc.	86,713	2,531
*	BJ's Restaurants Inc.	80,552	2,459
*	Udemy Inc.	349,850	2,452
	Ralph Lauren Corp.	7,536	2,363
*	Coursera Inc.	190,805	2,234
*	Warby Parker Inc. Class A	80,132	2,210
*	Five Below Inc.	11,171	1,728
*	Light & Wonder Inc.	20,586	1,728
	Red Rock Resorts Inc. Class A	27,407	1,673
*	Shake Shack Inc. Class A	17,100	1,601
*	Accel Entertainment Inc.	143,951	1,594
	Build-A-Bear Workshop Inc.	22,907	1,494
*	American Public Education Inc.	37,734	1,489
	Somnigroup International Inc.	17,165	1,447
*	Life Time Group Holdings Inc.	52,337	1,444
	Monarch Casino & Resort Inc.	12,763	1,351
*	Universal Technical Institute Inc.	40,909	1,332
	Super Group SGHC Ltd.	96,576	1,275

		Shares	Market Value ($000)
*	Taylor Morrison Home Corp.	18,673	1,233
*	Gentherm Inc.	35,873	1,222
*	Urban Outfitters Inc.	16,642	1,189
*	Grand Canyon Education Inc.	5,385	1,182
*	Sonos Inc.	74,557	1,178
*	ThredUP Inc. Class A	95,364	901
*	Wayfair Inc. Class A	10,051	898
	Upbound Group Inc.	31,633	747
	Toll Brothers Inc.	5,349	739
	OneSpaWorld Holdings Ltd.	33,233	703
*	Groupon Inc.	28,990	677
*	Peloton Interactive Inc. Class A	72,671	654
*	Carvana Co.	1,728	652
	Rocky Brands Inc.	20,302	605
*	Tri Pointe Homes Inc.	16,931	575
	Standard Motor Products Inc.	13,776	562
*	Dutch Bros Inc. Class A	9,864	516
	Boyd Gaming Corp.	5,070	438
	Carriage Services Inc.	7,503	334
	Dine Brands Global Inc.	11,188	277
*	Lindblad Expeditions Holdings Inc.	20,576	263
*	Modine Manufacturing Co.	1,803	256
*	Stitch Fix Inc. Class A	50,122	218
*	Luminar Technologies Inc.	105,023	201
*	Genesco Inc.	6,880	199
	Buckle Inc.	2,586	152
*	YETI Holdings Inc.	4,329	144
*	McGraw Hill Inc.	10,994	138
*	Bright Horizons Family Solutions Inc.	1,105	120
*	Stoneridge Inc.	6,110	47
			157,686
Consumer Staples (2.1%)
	Turning Point Brands Inc.	139,726	13,813
*	Sprouts Farmers Market Inc.	50,781	5,525
	PriceSmart Inc.	19,371	2,348
	Pilgrim's Pride Corp.	54,755	2,230
*	Celsius Holdings Inc.	35,735	2,054
*	Herbalife Ltd.	159,296	1,345
	Coca-Cola Consolidated Inc.	7,050	826
	Calavo Growers Inc.	26,908	693
	Cal-Maine Foods Inc.	4,946	465
*	Nature's Sunshine Products Inc.	20,799	323
*	Mission Produce Inc.	22,320	268
	Energizer Holdings Inc.	9,017	224
	Natural Grocers by Vitamin Cottage Inc.	5,178	207
*	Lifeway Foods Inc.	7,331	204
			30,525
Energy (1.9%)
	Viper Energy Inc. Class A	292,396	11,175
	Crescent Energy Co. Class A	281,503	2,511
*	Par Pacific Holdings Inc.	64,230	2,275
*	Oceaneering International Inc.	78,534	1,946
	Permian Resources Corp.	144,468	1,849
*	REX American Resources Corp.	56,716	1,737
	Antero Midstream Corp.	81,313	1,581
	Matador Resources Co.	27,253	1,224
*	Gulfport Energy Corp.	5,722	1,036
	Riley Exploration Permian Inc.	34,872	945
*	Centrus Energy Corp. Class A	2,136	662
	Excelerate Energy Inc. Class A	15,589	393
	HF Sinclair Corp.	6,649	348
	Diversified Energy Co. plc	20,315	285
*	Infinity Natural Resources Inc. Class A	12,134	159
*	DMC Global Inc.	17,619	149
	Epsilon Energy Ltd.	24,166	122
			28,397
Financials (8.7%)
*	Remitly Global Inc.	901,706	14,698
*	Euronet Worldwide Inc.	156,823	13,771

		Shares	Market Value ($000)
	WisdomTree Inc.	515,725	7,169
	First American Financial Corp.	105,833	6,799
	Piper Sandler Cos.	19,251	6,680
*	SoFi Technologies Inc.	220,482	5,825
*	Affirm Holdings Inc.	65,120	4,759
*	StoneCo. Ltd. Class A	238,289	4,506
	Popular Inc.	34,917	4,435
	Moelis & Co. Class A	61,919	4,416
*	NMI Holdings Inc.	101,535	3,893
	Universal Insurance Holdings Inc.	120,368	3,166
	Northrim BanCorp Inc.	145,656	3,155
*	Palomar Holdings Inc.	26,907	3,141
	Bank of NT Butterfield & Son Ltd.	71,100	3,052
*	Skyward Specialty Insurance Group Inc.	54,312	2,583
	Federated Hermes Inc.	47,131	2,448
*	Enova International Inc.	20,923	2,408
*	Accelerant Holdings Class A	160,778	2,394
	First Financial Corp.	35,890	2,026
	Morningstar Inc.	8,445	1,959
	Lazard Inc.	36,020	1,901
	Acadian Asset Management Inc.	37,541	1,808
	Everest Group Ltd.	5,094	1,784
	BGC Group Inc. Class A	182,289	1,724
	Equitable Holdings Inc.	32,713	1,661
	Virtus Investment Partners Inc.	8,474	1,610
*	Upstart Holdings Inc.	29,055	1,476
	XP Inc. Class A	71,554	1,344
*	Toast Inc. Class A	30,067	1,098
*	Bowhead Specialty Holdings Inc.	40,394	1,092
	Diamond Hill Investment Group Inc.	6,516	912
	American Coastal Insurance Corp.	79,301	903
*	SiriusPoint Ltd.	48,834	883
	Pathward Financial Inc.	11,366	841
*	Heritage Insurance Holdings Inc.	31,052	782
	HCI Group Inc.	3,687	708
	Tiptree Inc.	31,062	595
	Artisan Partners Asset Management Inc. Class A	13,346	579
	FirstCash Holdings Inc.	3,291	521
*	Marqeta Inc. Class A	90,298	477
	AMERISAFE Inc.	9,731	427
	Marex Group plc	11,729	394
	Shore Bancshares Inc.	22,261	365
*	American Integrity Insurance Group Inc.	12,386	276
*	Hippo Holdings Inc.	5,166	187
*	Dave Inc.	820	163
*	Payoneer Global Inc.	26,555	161
*	Priority Technology Holdings Inc.	18,853	130
	Kinsale Capital Group Inc.	265	113
			128,198
Health Care (24.1%)
*	Halozyme Therapeutics Inc.	249,901	18,328
*	Cooper Cos. Inc.	216,024	14,811
	STERIS plc	57,313	14,182
*	Veracyte Inc.	397,676	13,652
*	Certara Inc.	1,089,941	13,319
*	Globus Medical Inc. Class A	225,335	12,905
*	Waystar Holding Corp.	330,141	12,519
*	Madrigal Pharmaceuticals Inc.	27,203	12,477
*	Doximity Inc. Class A	165,290	12,091
*	Merit Medical Systems Inc.	117,616	9,789
*	Progyny Inc.	406,088	8,739
*	Ionis Pharmaceuticals Inc.	125,813	8,231
*	Insmed Inc.	53,232	7,666
*	Tandem Diabetes Care Inc.	565,540	6,866
*	Exact Sciences Corp.	122,174	6,684
*	PROCEPT BioRobotics Corp.	173,424	6,190
*	TransMedics Group Inc.	54,107	6,071
*	Medpace Holdings Inc.	11,464	5,894
*	Neurocrine Biosciences Inc.	41,678	5,851

		Shares	Market Value ($000)
*	Penumbra Inc.	22,033	5,581
*	Agios Pharmaceuticals Inc.	129,258	5,188
*	Exelixis Inc.	123,543	5,102
*	Tenet Healthcare Corp.	23,922	4,857
*	Axogen Inc.	251,111	4,480
*	Arrowhead Pharmaceuticals Inc.	122,089	4,211
*	Nuvalent Inc. Class A	48,211	4,169
*	HealthEquity Inc.	43,819	4,153
	Stevanato Group SpA	160,361	4,129
*	Veeva Systems Inc. Class A	13,567	4,042
	iRadimed Corp.	53,571	3,812
*	Legend Biotech Corp. ADR	115,353	3,762
*	Hinge Health Inc. Class A	76,206	3,740
*	Hims & Hers Health Inc.	65,550	3,718
*	QuidelOrtho Corp.	124,371	3,663
	Bio-Techne Corp.	62,988	3,504
*	Travere Therapeutics Inc.	143,850	3,438
	HealthStream Inc.	116,471	3,289
*	Align Technology Inc.	25,925	3,246
*	BioCryst Pharmaceuticals Inc.	385,987	2,930
*	Arvinas Inc.	331,052	2,821
*	Ultragenyx Pharmaceutical Inc.	92,881	2,794
*	Option Care Health Inc.	95,640	2,655
*	PTC Therapeutics Inc.	42,364	2,600
*	Guardant Health Inc.	40,829	2,551
*	Enanta Pharmaceuticals Inc.	206,071	2,467
*	ACADIA Pharmaceuticals Inc.	103,158	2,201
*	LivaNova plc	37,950	1,988
*	Arcus Biosciences Inc.	135,573	1,844
*	iRhythm Technologies Inc.	9,389	1,615
*	Ardelyx Inc.	289,993	1,598
*	Tempus AI Inc.	19,675	1,588
*	Arcturus Therapeutics Holdings Inc.	85,537	1,576
*	Jazz Pharmaceuticals plc	11,850	1,562
*	Bridgebio Pharma Inc.	29,794	1,548
*	Amneal Pharmaceuticals Inc.	153,063	1,532
*	Phreesia Inc.	62,351	1,467
*	Keros Therapeutics Inc.	87,697	1,387
*	Castle Biosciences Inc.	60,244	1,372
*	Privia Health Group Inc.	54,968	1,369
*	Dyne Therapeutics Inc.	107,227	1,356
*	Alector Inc.	457,097	1,353
*	Indivior plc	53,603	1,292
*	LifeStance Health Group Inc.	218,520	1,202
*	Teladoc Health Inc.	154,085	1,191
*	Natera Inc.	7,218	1,162
*	Xencor Inc.	99,064	1,162
*	Arcutis Biotherapeutics Inc.	60,334	1,137
*	Aveanna Healthcare Holdings Inc.	123,295	1,094
*	IQVIA Holdings Inc.	5,421	1,030
*	10X Genomics Inc. Class A	87,185	1,019
*	Bioventus Inc. Class A	151,820	1,016
*	Sarepta Therapeutics Inc.	51,366	990
*	TG Therapeutics Inc.	26,215	947
*	Axsome Therapeutics Inc.	7,625	926
*	Stoke Therapeutics Inc.	38,240	899
*	Prothena Corp. plc	88,469	863
*	Rigel Pharmaceuticals Inc.	27,182	770
*	Agenus Inc.	197,612	761
*	CytomX Therapeutics Inc.	235,814	752
*	MacroGenics Inc.	437,607	735
*	AnaptysBio Inc.	23,449	718
*	Enhabit Inc.	88,561	709
*	Catalyst Pharmaceuticals Inc.	35,760	704
*	OptimizeRx Corp.	33,371	684
*	Fulcrum Therapeutics Inc.	73,622	677
*	Electromed Inc.	26,196	643
*	Rocket Pharmaceuticals Inc.	186,296	607
*	Tactile Systems Technology Inc.	43,805	606
*	Talkspace Inc.	210,704	582

		Shares	Market Value ($000)
	Embecta Corp.	41,105	580
*	Adaptive Biotechnologies Corp.	36,661	548
*	CareDx Inc.	37,499	545
*	Aclaris Therapeutics Inc.	282,349	536
*	Alkermes plc	17,568	527
*	Puma Biotechnology Inc.	98,741	524
*	Joint Corp.	54,332	518
*	Terns Pharmaceuticals Inc.	66,964	503
*	Apellis Pharmaceuticals Inc.	21,308	482
*	Lantheus Holdings Inc.	9,155	470
*	Owens & Minor Inc.	97,161	466
*	CorVel Corp.	5,849	453
*	ADC Therapeutics SA	112,154	449
*	Beam Therapeutics Inc.	16,406	398
*	Ironwood Pharmaceuticals Inc.	300,020	393
*	AtriCure Inc.	10,879	383
*	Quanterix Corp.	69,154	376
	LeMaitre Vascular Inc.	4,226	370
*	Black Diamond Therapeutics Inc.	93,180	353
*	Amylyx Pharmaceuticals Inc.	25,280	344
*	Viemed Healthcare Inc.	45,874	311
*	Foghorn Therapeutics Inc.	53,644	262
*	Twist Bioscience Corp.	9,188	259
*	Mineralys Therapeutics Inc.	6,376	242
*	Community Health Systems Inc.	71,052	228
	Encompass Health Corp.	1,694	215
*	Niagen Bioscience Inc.	22,572	211
*	Praxis Precision Medicines Inc.	3,767	200
*	Shattuck Labs Inc.	81,363	194
*	Vir Biotechnology Inc.	33,886	193
*	Biohaven Ltd.	12,804	192
*	Organogenesis Holdings Inc.	45,311	191
*	Alignment Healthcare Inc.	10,329	180
*	TruBridge Inc.	8,430	170
*	Pacira BioSciences Inc.	6,468	167
*	Altimmune Inc.	42,859	162
*	Avadel Pharmaceuticals plc	9,979	152
*	Mersana Therapeutics Inc.	16,335	127
*	CorMedix Inc.	9,453	110
*	Voyager Therapeutics Inc.	17,869	83
*,1,2	Cartesian Therapeutics Inc. CVR	414,811	75
*,1	Karyopharm Therapeutics Inc.	5,011	33
			356,576
Industrials (20.9%)
	Comfort Systems USA Inc.	18,501	15,267
	Applied Industrial Technologies Inc.	54,258	14,164
*	StandardAero Inc.	501,597	13,689
	Federal Signal Corp.	114,765	13,656
	Curtiss-Wright Corp.	24,497	13,300
*	Cimpress plc	204,497	12,891
	JBT Marel Corp.	85,490	12,007
*	Kirby Corp.	122,999	10,264
	Sensata Technologies Holding plc	324,364	9,909
	RB Global Inc. (XTSE)	88,025	9,538
*	ACV Auctions Inc. Class A	837,247	8,297
	EMCOR Group Inc.	12,490	8,113
	TriNet Group Inc.	116,980	7,825
	Primoris Services Corp.	56,859	7,808
*	Sterling Infrastructure Inc.	20,152	6,845
	GFL Environmental Inc. (XTSE)	123,742	5,863
	FTAI Aviation Ltd.	32,854	5,482
	BWX Technologies Inc.	28,970	5,341
	EnerSys	44,753	5,055
	Griffon Corp.	65,658	5,000
*	Bloom Energy Corp. Class A	54,769	4,632
*	SPX Technologies Inc.	24,517	4,579
*	Rocket Lab Corp.	94,490	4,527
	Interface Inc.	151,533	4,385
	Alight Inc. Class A	1,234,305	4,024

		Shares	Market Value ($000)
	MSA Safety Inc.	22,723	3,910
	Toro Co.	46,151	3,517
	Watts Water Technologies Inc. Class A	12,262	3,424
	Timken Co.	45,364	3,410
	ESCO Technologies Inc.	15,696	3,314
	Allison Transmission Holdings Inc.	38,589	3,275
*	Middleby Corp.	24,590	3,269
*	Core & Main Inc. Class A	56,138	3,022
*	Generac Holdings Inc.	17,758	2,973
	Mueller Water Products Inc. Class A	116,392	2,970
*	Paylocity Holding Corp.	18,651	2,970
	Maximus Inc.	31,947	2,919
*,1	Legence Corp. Class A	94,109	2,899
*	Legalzoom.com Inc.	264,135	2,742
*	American Superconductor Corp.	42,016	2,495
	Argan Inc.	8,068	2,179
	Douglas Dynamics Inc.	64,325	2,011
*	DXP Enterprises Inc.	15,954	1,900
	Leonardo DRS Inc.	39,804	1,807
*	Upwork Inc.	96,882	1,799
*	Graham Corp.	30,929	1,698
	Powell Industries Inc.	5,530	1,686
*	Loar Holdings Inc.	20,852	1,668
	Costamare Inc.	136,510	1,626
*	Energy Recovery Inc.	104,766	1,615
*	Liquidity Services Inc.	58,790	1,613
*	Sun Country Airlines Holdings Inc.	132,485	1,565
*	IBEX Holdings Ltd.	38,109	1,544
*	Gibraltar Industries Inc.	23,914	1,502
*	Willdan Group Inc.	15,128	1,463
	Heidrick & Struggles International Inc.	29,314	1,459
*	NEXTracker Inc. Class A	19,424	1,437
	REV Group Inc.	25,254	1,431
*	Lyft Inc. Class A	63,681	1,402
*	CoreCivic Inc.	67,782	1,379
	Barrett Business Services Inc.	29,686	1,316
	Allient Inc.	28,334	1,268
*	AeroVironment Inc.	3,435	1,082
	Lindsay Corp.	7,443	1,046
	Pitney Bowes Inc.	85,205	972
*	Power Solutions International Inc.	9,413	925
	Gorman-Rupp Co.	19,406	901
	Insteel Industries Inc.	22,802	874
*	Joby Aviation Inc.	52,538	848
	McGrath RentCorp.	6,172	724
*	MYR Group Inc.	3,431	714
	Genpact Ltd.	16,612	696
*	Planet Labs PBC	51,644	670
	CSG Systems International Inc.	10,152	654
	AZZ Inc.	5,900	644
*	Amprius Technologies Inc.	58,187	612
*,1	NuScale Power Corp.	12,522	451
*	Astronics Corp.	9,390	428
*	Huron Consulting Group Inc.	2,813	413
*	American Airlines Group Inc.	33,140	372
*	Franklin Covey Co.	18,220	354
	Armstrong World Industries Inc.	1,712	336
	Quad / Graphics Inc.	48,346	303
*	Microvast Holdings Inc.	69,506	268
*	Alaska Air Group Inc.	5,353	266
	Mueller Industries Inc.	2,408	243
	LSI Industries Inc.	8,672	205
*	ExlService Holdings Inc.	3,477	153
			310,092
Information Technology (20.7%)
*	Trimble Inc.	273,941	22,367
*	Dynatrace Inc.	410,849	19,906
*	GLOBALFOUNDRIES Inc.	442,300	15,852
*	Alkami Technology Inc.	590,573	14,670

		Shares	Market Value ($000)
*	Sprout Social Inc. Class A	826,484	10,678
*	Pure Storage Inc. Class A	113,947	9,550
*	Elastic NV	112,997	9,547
*	ON Semiconductor Corp.	192,074	9,471
*	Astera Labs Inc.	47,106	9,223
*	Credo Technology Group Holding Ltd.	58,543	8,524
*	Guidewire Software Inc.	34,569	7,946
*	Manhattan Associates Inc.	34,683	7,109
*	Monday.com Ltd.	34,107	6,606
*	Extreme Networks Inc.	258,140	5,331
*	Commvault Systems Inc.	27,213	5,137
*	N-able Inc.	630,898	4,921
*	Klaviyo Inc. Class A	171,632	4,752
*	Fabrinet	12,936	4,717
*	IonQ Inc.	74,639	4,590
*	Consensus Cloud Solutions Inc.	155,142	4,557
	Entegris Inc.	44,712	4,134
*	RingCentral Inc. Class A	137,989	3,911
*	Cellebrite DI Ltd.	203,403	3,769
*	Dropbox Inc. Class A	122,966	3,715
*	Calix Inc.	59,354	3,643
*	Blackbaud Inc.	53,592	3,446
*	Via Transportation Inc. Class A	66,661	3,205
*	Rigetti Computing Inc.	100,999	3,009
*	Workiva Inc.	34,241	2,947
*	Appian Corp. Class A	96,159	2,940
*	Domo Inc. Class B	184,723	2,926
*	UiPath Inc. Class A	205,214	2,746
*	D-Wave Quantum Inc.	107,889	2,666
*	ADTRAN Holdings Inc.	276,521	2,594
*	Rapid7 Inc.	137,703	2,582
	InterDigital Inc.	7,422	2,562
*	Rambus Inc.	24,141	2,515
*	PagerDuty Inc.	150,522	2,487
*	MaxLinear Inc.	154,546	2,485
*	AppLovin Corp. Class A	3,353	2,409
*	Asana Inc. Class A	179,653	2,400
*	nLight Inc.	79,331	2,351
*	SkyWater Technology Inc.	116,280	2,170
*	Ambarella Inc.	23,873	1,970
*	Penguin Solutions Inc.	73,947	1,943
*	Arlo Technologies Inc.	113,913	1,931
*	Semtech Corp.	27,011	1,930
*	Nutanix Inc. Class A	22,446	1,670
*	Backblaze Inc. Class A	179,873	1,669
*	CommScope Holding Co. Inc.	105,636	1,635
*	Harmonic Inc.	154,973	1,578
*	Sanmina Corp.	13,654	1,572
	MKS Inc.	12,697	1,571
*	Confluent Inc. Class A	78,880	1,562
*	DigitalOcean Holdings Inc.	44,143	1,508
*	LiveRamp Holdings Inc.	54,098	1,468
*	eGain Corp.	167,975	1,463
	Jabil Inc.	6,608	1,435
*	SoundHound AI Inc. Class A	88,881	1,429
*	ACI Worldwide Inc.	26,845	1,417
*	Gitlab Inc. Class A	30,674	1,383
*	Pagaya Technologies Ltd. Class A	44,987	1,336
*	CEVA Inc.	50,545	1,335
*	Rubrik Inc. Class A	15,539	1,278
*	Q2 Holdings Inc.	16,466	1,192
*	Ooma Inc.	95,620	1,146
*	PDF Solutions Inc.	38,866	1,004
*	Mirion Technologies Inc.	42,358	985
*	Commerce.com Inc.	195,502	976
*	Sprinklr Inc. Class A	123,559	954
*,1	Ambiq Micro Inc.	28,193	844
	OneSpan Inc.	44,411	706
*	Ultra Clean Holdings Inc.	25,615	698
*	Impinj Inc.	3,697	668

		Shares	Market Value ($000)
*	Evolv Technologies Holdings Inc.	88,082	665
*	Tenable Holdings Inc.	22,179	647
*,1	Quantum Computing Inc.	34,943	643
*	Freshworks Inc. Class A	53,331	628
*	Weave Communications Inc.	93,863	627
*	Five9 Inc.	23,993	581
*	Ouster Inc.	21,284	576
*	Kyndryl Holdings Inc.	18,096	543
*	FormFactor Inc.	14,868	541
*	Unity Software Inc.	12,365	495
*	Corsair Gaming Inc.	53,975	481
*	Teradata Corp.	21,914	471
	Kulicke & Soffa Industries Inc.	9,882	402
	Pegasystems Inc.	6,298	362
*	CPI Card Group Inc.	23,283	352
*	Kaltura Inc.	242,667	349
	Climb Global Solutions Inc.	2,147	289
*	indie Semiconductor Inc. Class A	69,755	284
*	inTEST Corp.	35,304	276
*	Porch Group Inc.	16,248	273
*	Yext Inc.	31,327	267
*	Turtle Beach Corp.	16,244	258
*	Alpha & Omega Semiconductor Ltd.	9,225	258
*	MACOM Technology Solutions Holdings Inc.	2,002	249
*	Mitek Systems Inc.	24,257	237
*	Cerence Inc.	17,335	216
*	Viavi Solutions Inc.	16,688	212
*	SentinelOne Inc. Class A	7,977	140
*	Unisys Corp.	35,567	139
*	Upland Software Inc.	34,832	83
			306,866
Materials (2.0%)
	United States Lime & Minerals Inc.	59,884	7,878
	Eagle Materials Inc.	22,954	5,349
	Myers Industries Inc.	136,893	2,319
	Sealed Air Corp.	64,682	2,287
	Carpenter Technology Corp.	9,020	2,215
*	Axalta Coating Systems Ltd.	74,787	2,140
	Kaiser Aluminum Corp.	26,364	2,034
*	Constellium SE	93,455	1,391
*	Compass Minerals International Inc.	56,887	1,092
	Balchem Corp.	4,214	632
*	Core Molding Technologies Inc.	29,356	603
	Innospec Inc.	7,057	545
*	Coeur Mining Inc.	18,840	354
*	Century Aluminum Co.	7,063	207
	Koppers Holdings Inc.	5,786	162
			29,208
Real Estate (1.1%)
*	Jones Lang LaSalle Inc.	15,852	4,728
	Phillips Edison & Co. Inc.	105,380	3,618
	Xenia Hotels & Resorts Inc.	220,492	3,025
	DiamondRock Hospitality Co.	220,510	1,755
	Sunstone Hotel Investors Inc.	164,706	1,543
	Postal Realty Trust Inc. Class A	43,630	685
	Universal Health Realty Income Trust	13,777	540
	PotlatchDeltic Corp.	3,979	162
			16,056
Utilities (0.3%)
	NRG Energy Inc.	20,347	3,295
*	Hallador Energy Co.	33,042	647
	MGE Energy Inc.	4,965	418
			4,360
Total Common Stocks (Cost $1,366,266)			1,419,194

		Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[3,4]	Vanguard Market Liquidity Fund, 4.180% (Cost $65,511)	655,125	65,513
Total Investments (100.3%) (Cost $1,431,777)			1,484,707
Other Assets and Liabilities—Net (-0.3%)			(4,630)
Net Assets (100%)			1,480,077
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,179.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,601 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	290	35,605	246
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,419,119	—	75	1,419,194
Temporary Cash Investments	65,513	—	—	65,513
Total	1,484,632	—	75	1,484,707
Derivative Financial Instruments
Assets
Futures Contracts[1]	246	—	—	246
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.